As filed with the Securities and Exchange Commission on September 16, 2008

                                  SECURITIES AND EXCHANGE COMMISSION
                                      WASHINGTON, D.C. 20549

                       RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES
                                                   of
                             PIONEER MUNICIPAL AND EQUITY INCOME TRUST
                                                       60 State Street
                                                      Boston, MA 02109
                                                        (617) 742-7825

                     Under the Investment Company Act of 1940
                    Investment Company Act File No. 811-21448

         The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the "Commission") that it intends to redeem securities of which it is the issuer, as set forth below and in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), and states that, pursuant to permission granted by the Commission staff, it is filing this notice with the Commission fewer than 30 days prior to the date set for the redemption.

(1) Titles of the classes of securities of Pioneer Municipal and Equity Income Trust (the "Trust") to be redeemed:

         Auction Market Preferred Shares, Series F7
         Auction Market Preferred Shares, Series T7
         Auction Market Preferred Shares, Series TH28

(2) The date on which the securities are to be redeemed:

         Auction Market Preferred Shares, Series F7: October 6, 2008
         Auction Market Preferred Shares, Series T7: October 15, 2008
         Auction Market Preferred Shares, Series TH28:        October 24, 2008

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

         The Auction Market Preferred Shares are to be redeemed pursuant to
         Section 9(a)(i) of Part I of the Statement of Preferences of Auction Market Preferred Shares.

(4) Number of shares and the basis upon which the securities to be redeemed are to be selected:

         a. The Trust intends to redeem all 2,350 shares of Auction Market Preferred Shares, Series F7. b. The Trust intends to redeem all 2,350 shares of Auction Market Preferred Shares, Series T7. c. The Trust intends to redeem all 2,350 shares of Auction Market Preferred Shares, Series TH28.



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                                                               SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the 1940 Act, the registrant has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 16th day of September, 2008.

                                      PIONEER MUNICIPAL AND EQUITY INCOME TRUST

                                                By: /s/ Dorothy Bourassa
                                                    Name:  Dorothy Bourassa
                                                    Title: Secretary